Business segment information - Adjustment items (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business segment information
Operating income								$ 50,553	$ 24,822	$ (6,315)
NET INCOME - TotalEnergies SHARE								20,526	16,032	(7,242)
Asset impairments recorded in net income, TotalEnergies share								(15,743)	(910)	(8,465)
Russia
Business segment information
NET INCOME - TotalEnergies SHARE								(11,578)	1,995
Asset impairments recorded in net income, TotalEnergies share								(14,756)
Subsidiary that holds ownership in SunPower Corporation
Business segment information
Gain (loss) recognised on partial disposal of interest in subsidiary								1,391
SunPower Corporation | Subsidiary that holds ownership in SunPower Corporation
Business segment information
Percentage of ownership interest in subsidiary	50.50%	50.50%	50.50%
Arctic LNG 2 LLC
Business segment information
Impairment							$ (4,095)
Novatek
Business segment information
Impairment				$ (4,092)	$ (3,056)	$ (3,513)
Adjustments
Business segment information
Operating income								31	425	(11,434)
NET INCOME - TotalEnergies SHARE								(15,671)	(2,028)	(11,301)
Adjustments - Inventory valuation effect
Business segment information
Operating income								500	1,796	(1,440)
NET INCOME - TotalEnergies SHARE								501	1,495	(1,280)
Adjustments - Effect of changes in fair value
Business segment information
Operating income								1,248	(217)	20
NET INCOME - TotalEnergies SHARE								1,138	(194)	23
Adjustments - Restructuring charges
Business segment information
Operating income								(30)	(86)	(104)
NET INCOME - TotalEnergies SHARE								(42)	(308)	(364)
Adjustments - Asset impairment and provisions charges
Business segment information
Operating income								(821)	(759)	(8,952)
NET INCOME - TotalEnergies SHARE								(15,743)	(910)	(8,465)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Operating income									(170)
NET INCOME - TotalEnergies SHARE								1,391	(1,726)	104
Adjustments - Gains (losses) on disposals of assets | PetroCedeno
Business segment information
NET INCOME - TotalEnergies SHARE									(1,379)
Adjustments - Other items
Business segment information
Operating income								(866)	(139)	(958)
NET INCOME - TotalEnergies SHARE								(2,916)	(385)	(1,319)
Integrated Gas, Renewables & Power
Business segment information
Operating income								8,580	3,350	(527)
Asset impairments recorded in net income, TotalEnergies share								(4,481)
Integrated Gas, Renewables & Power | Russia
Business segment information
Asset impairments recorded in net income, TotalEnergies share								(4,142)
Integrated Gas, Renewables & Power | Adjustments
Business segment information
Operating income								1,069	(657)	(1,356)
NET INCOME - TotalEnergies SHARE								(2,556)	(739)	(1,415)
Integrated Gas, Renewables & Power | Adjustments - Effect of changes in fair value
Business segment information
Operating income								1,248	(217)	20
NET INCOME - TotalEnergies SHARE								1,138	(194)	23
Integrated Gas, Renewables & Power | Adjustments - Restructuring charges
Business segment information
Operating income								(25)	(17)	(39)
NET INCOME - TotalEnergies SHARE								(28)	(17)	(43)
Integrated Gas, Renewables & Power | Adjustments - Asset impairment and provisions charges
Business segment information
Operating income								(126)	(342)	(953)
NET INCOME - TotalEnergies SHARE								(4,481)	(332)	(829)
Integrated Gas, Renewables & Power | Adjustments - Gains (losses) on disposals of assets
Business segment information
NET INCOME - TotalEnergies SHARE								1,391
Integrated Gas, Renewables & Power | Adjustments - Other items
Business segment information
Operating income								(28)	(81)	(384)
NET INCOME - TotalEnergies SHARE								(576)	(196)	(566)
Exploration & Production
Business segment information
Operating income								32,496	16,310	(5,514)
Asset impairments recorded in net income, TotalEnergies share								(11,141)
Exploration & Production | Russia
Business segment information
Asset impairments recorded in net income, TotalEnergies share								(10,527)
Exploration & Production | Adjustments
Business segment information
Operating income								(687)	(605)	(7,830)
NET INCOME - TotalEnergies SHARE								(12,234)	(2,352)	(7,357)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Operating income									(59)	(35)
NET INCOME - TotalEnergies SHARE									(75)	(29)
Exploration & Production | Adjustments - Asset impairment and provisions charges
Business segment information
Operating income								(588)	(356)	(7,693)
NET INCOME - TotalEnergies SHARE								(11,141)	(500)	(7,328)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Operating income									(170)
NET INCOME - TotalEnergies SHARE									(1,726)
Exploration & Production | Adjustments - Other items
Business segment information
Operating income								(99)	(20)	(102)
NET INCOME - TotalEnergies SHARE								(1,093)	(51)
Refining & Chemicals
Business segment information
Operating income								8,308	3,564	(814)
Refining & Chemicals | Adjustments
Business segment information
Operating income								130	1,445	(1,858)
NET INCOME - TotalEnergies SHARE								(667)	1,086	(2,181)
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Operating income								239	1,481	(1,244)
NET INCOME - TotalEnergies SHARE								323	1,277	(1,160)
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Operating income									(10)	(30)
NET INCOME - TotalEnergies SHARE									(118)	(292)
Refining & Chemicals | Adjustments - Asset impairment and provisions charges
Business segment information
Operating income									(25)	(306)
NET INCOME - TotalEnergies SHARE									(42)	(306)
Refining & Chemicals | Adjustments - Other items
Business segment information
Operating income								(109)	(1)	(278)
NET INCOME - TotalEnergies SHARE								(990)	(31)	(423)
Marketing & Services
Business segment information
Operating income								2,363	2,359	1,441
Asset impairments recorded in net income, TotalEnergies share								(112)
Marketing & Services | Russia
Business segment information
Asset impairments recorded in net income, TotalEnergies share								(87)
Marketing & Services | Adjustments
Business segment information
Operating income								128	242	(330)
NET INCOME - TotalEnergies SHARE								(8)	98	(228)
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Operating income								261	315	(196)
NET INCOME - TotalEnergies SHARE								178	218	(120)
Marketing & Services | Adjustments - Restructuring charges
Business segment information
Operating income								(5)
NET INCOME - TotalEnergies SHARE								(14)	(44)
Marketing & Services | Adjustments - Asset impairment and provisions charges
Business segment information
Operating income								(98)	(36)
NET INCOME - TotalEnergies SHARE								(112)	(36)	(2)
Marketing & Services | Adjustments - Other items
Business segment information
Operating income								(30)	(37)	(134)
NET INCOME - TotalEnergies SHARE								(60)	(40)	(106)
Corporate
Business segment information
Operating income								(1,194)	(761)	(901)
Corporate | Adjustments
Business segment information
Operating income								(609)		(60)
NET INCOME - TotalEnergies SHARE								(206)	(121)	(120)
Corporate | Adjustments - Restructuring charges
Business segment information
NET INCOME - TotalEnergies SHARE									(54)
Corporate | Adjustments - Asset impairment and provisions charges
Business segment information
Operating income								(9)
NET INCOME - TotalEnergies SHARE								(9)
Corporate | Adjustments - Gains (losses) on disposals of assets
Business segment information
NET INCOME - TotalEnergies SHARE										104
Corporate | Adjustments - Other items
Business segment information
Operating income								(600)		(60)
NET INCOME - TotalEnergies SHARE								$ (197)	$ (67)	$ (224)